Reinsurance - Additional information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Member]
Reinsurance (Textual) [Abstract]
Amounts recoverable under reinsurance contracts	$ 647	$ 704	$ 675